Fees Summary	Oct. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 913,000
Previously Paid Amount	0.00
Total Fee Amount	126.09
Total Offset Amount	0.00
Net Fee	126.09
Narrative - Max Aggregate Offering Price	$ 913,000
Final Prospectus	true